CERTAIN TRANSACTIONS (Details 2) - Actavis [Member] - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition Pro Forma Information [Line Items]
Net sales	$ 18,984	$ 18,555
Net (loss) income attributable to Teva	$ (12)	$ 658
Basic earnings per share attributable to Teva shareholders	$ (0.21)	$ 0.46
Diluted earnings per share attributable to Teva shareholders	$ (0.21)	$ 0.45